Business Activities	9 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
Business Activities

Note 3. Business Activities

During 2018, the Company, jointly with certain employees and one of the Company's board members formed an entity for one of its research and development projects (“Evolve”), which received subsequent investments from certain additional strategic investors. Evolve is considered a variable interest entity. The Company does not consolidate the results of operations of Evolve, commencing March 2018, as the Company no longer holds the power to direct the activities that most significantly affect the economic performance of Evolve. Following this transaction, the Company transferred cash, long-lived assets and the related IP into Evolve and retained a minority equity interest in Evolve. As a result of this transaction, the Company recorded $1.6 million of non-cash charges under its operating expenses and $5.0 million under share in losses of associated companies due to the write-off of its related in-process research and development project.

During the first quarter of 2018, as part of its continuous efforts to rationalize its operating model, the Company sold one of its facilities (which included land and building) in Eden Prairie, Minnesota for total consideration of approximately $3.7 million in cash. As a result, the Company recognized a gain of approximately $1.6 million included in selling, general and administrative expenses.

During the third quarter of 2018, the Company sold Solidscape, a wholly-owned subsidiary focused on SCP, ink-jetting technology to produce wax-like patterns for lost-wax casting. As a result of this divestiture, the Company recognized a gain of $7.0 million, net of transaction costs, under selling, general and administrative expenses, during the third quarter of 2018.

During the fourth quarter of 2018, the Company sold its minority interests in LPW Technology ("LPW") to a third party. This transaction had no effect on the Company's consolidated statements of operations and net income for the third quarter of 2018. The Company's investment in LPW is recorded under current assets on the Company's consolidated balance sheets as of September 30, 2018.